Termination of Agreements (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		50 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2013	Apr. 30, 2011
Going Public Engagement Details Narrative
Loans and note payable	$ 41,029		$ 41,029		$ 41,029
Accrued interest	2,685		2,685		2,685	1,851
Extinguishment of Debt				$ 52,894	$ (52,894)